CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Net sales	$ 203,682	$ 250,000
REVENUES		250,000
Cost of sales	183,786
Gross profit	19,896	250,000
EXPENSES
General and administrative	2,594,198	3,277,319	4,749,910
Professional fees	1,121,597	2,249,082	1,771,372
Depreciation and amortization	123,450	968,700
Amortization of intangibles		968,700	1,049,425
Research and development	425,562	2,162,837
Acquisition-related expenses	95,000
TOTAL EXPENSES	4,359,807	8,657,938	7,570,707
LOSS FROM OPERATIONS	(4,339,911)	(8,407,938)	(7,570,707)
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities	2,474,753		629,563
Change in fair value of derivative liabilities	1,204,069	77,176	(1,287,984)
Impairment of intangible assets		(1,210,875)
Interest expense, net	(458,311)	(607,957)	(1,185,379)
OTHER INCOME (EXPENSE)	3,220,511	(1,378,290)	(1,843,800)
LOSS FROM CONTINUING OPERATIONS	(1,119,400)	(9,786,228)	(9,414,507)
LOSS FROM DISCONTINUED OPERATIONS		(9,782)
NET LOSS	(1,119,400)	(9,796,010)	(9,414,507)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
BASIC and DILUTED	374,043,495	293,619,380	216,936,864
LOSS PER SHARE FROM CONTINUING OPERATIONS
BASIC and DILUTED	$ 0.00	$ (0.03)	$ (0.04)
LOSS PER SHARE FROM DISCONTINUED OPERATIONS
BASIC and DILUTED	$ 0.00	$ 0.00
NET LOSS PER SHARE
BASIC and DILUTED	$ 0.00	$ (0.03)	$ (0.04)
All Other
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities	2,474,753	363,366
Derivative Financial Instruments, Liabilities
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities			$ 629,563